OTHER ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	$ 47.4	$ 59.4
Allowances	(0.6)	0.0	$ (3.8)
Other accounts receivable, net	46.8	59.4
Receivables for refund from suppliers
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	18.1	32.1
Loans receivable
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	4.0	4.8
Receivables from subtenants and business partners
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	1.4	1.2
Personnel receivables
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	0.4	1.3
Accounts receivables
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	23.9	39.4
Prepayments for concession fees and rents
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	5.9	8.0
Prepayments of sales and other taxes
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	2.4	1.5
Prepayments, other
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	1.7	1.1
Prepayments
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	10.0	10.6
Guarantee deposits
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	0.2	0.2
Other
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	13.3	9.2
Other receivables
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	$ 13.5	$ 9.4